Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations [Line Items]
Net income (loss)	$ (191,805)	$ 557,084	$ (48,301)	$ 539,100	$ (66,302)	$ 1,308,097
Accretion of redeemable ordinary shares to redemption value						(7,418,245)
Net loss including accretion of redeemable ordinary shares to redemption value			$ 3,922,138			7,418,245
Previously Reported [Member]
Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations [Line Items]
Net loss including accretion of redeemable ordinary shares to redemption value					(66,302)	(6,110,148)
Redeemable Class A Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations [Line Items]
Accretion of redeemable ordinary shares to redemption value						7,418,245
Numerator:
Allocation of net loss						(4,402,405)
Allocation of net income (loss)						$ 3,015,840
Denominator:
Basic weighted average shares outstanding (in Shares)						4,379,452
Diluted weighted average shares outstanding (in Shares)						4,379,452
Basic net income (loss) per ordinary share (in Dollars per share)						$ 0.69
Diluted net income (loss) per ordinary share (in Dollars per share)						$ 0.69
Non-Redeemable Class A and Class B Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations [Line Items]
Accretion of redeemable ordinary shares to redemption value
Numerator:
Allocation of net loss					(66,302)	(1,707,743)
Allocation of net income (loss)					$ (66,302)	$ (1,707,743)
Denominator:
Basic weighted average shares outstanding (in Shares)					1,250,000	1,698,839
Diluted weighted average shares outstanding (in Shares)					1,250,000	1,698,839
Basic net income (loss) per ordinary share (in Dollars per share)					$ (0.05)	$ (1.01)
Diluted net income (loss) per ordinary share (in Dollars per share)					$ (0.05)	$ (1.01)